UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nomura Asset Management Singapore Limited
Address: 10 Marina Boulevard
         Marina Bay Financial Centre Tower 2, #33-03
         Singapore 018983

13F FILE NUMBER: 028-13391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Yoshimi Masuda
Title:   Senior Manager / Head of Compliance
Phone:   643 39013

Signature, Place, and Date of Signing:

/s/ Yoshimi Masuda
------------------
Yoshimi Masuda, Singapore, November 9, 2012

"Nomura Asset Management Co., Ltd. ("NAM Tokyo") is the parent holding company of certain operating subsidiaries, some of which are or may be institutional investment managers for purposes of the reporting requirements under Section 13(f) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") and the rules promulgated thereunder. Based upon its parent relationship, NAM Tokyo may be deemed to have investment discretion with respect to positions in
Section 13(f) securities held by its operating subsidiaries, including, among others, Nomura Asset Management U.K. Limited ("NAM UK"). The Section 13(f) securities positions of the following operating subsidiaries of NAM Tokyo, which each exceed the $100 million filing threshold, are not included in the Form 13F filed by NAM Tokyo, but are instead reported on separate Forms 13F filed by each of these entities: (i) Nomura Asset Management Singapore Limited ("NAM Singapore"); and (ii) Nomura Asset Management U.K. Limited ("NAM UK").
================================================================================
Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 111

Form 13F Information Table Value Total: 474,126 (thousands)

List of Other Included Managers: None

                                  TITLE OF                   VALUE   SHRS OR     SH/   PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                      CLASS          CUSIP    (x$1000) PRN AMT     PRN   CALL  DISCRETION  MANAGER   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                              COM     002824100    4,148   60,500     SH             SOLE              40,600      19,900
ABERCROMBIE & FITCH CO                  CL A     002896207    1,693   49,900     SH             SOLE                            NONE
AES CORP                                 COM     00130H105      663   60,400     SH             SOLE                            NONE
AGILENT TECHNOLOGIES INC                 COM     00846U101    6,252  162,600     SH             SOLE             121,500      41,100
AKAMAI TECHNOLOGIES                      COM     00971T101    2,296   60,000     SH             SOLE                            NONE
ALLERGAN INC                             COM     018490102   10,955  119,620     SH             SOLE              59,237      60,383
AMERICAN EXPRESS CO                      COM     025816109    1,137   20,000     SH             SOLE                            NONE
AMGEN INC                                COM     031162100    1,172   13,900     SH             SOLE                            NONE
AMPHENOL CORP                           CL A     032095101    6,589  111,900     SH             SOLE              79,900      32,000
APACHE CORPORATION                       COM     037411105    5,629   65,100     SH             SOLE              37,000      28,100
APPLE INC                                COM     037833100   22,487   33,700     SH             SOLE              21,300      12,400
APTARGROUP INC                           COM     038336103    3,077   59,500     SH             SOLE              59,500
AT & T INC                               COM     00206R102    1,044   27,700     SH             SOLE                            NONE
AVAGO TECHNOLOGIES LTD                   SHS     Y0486S104    1,011   29,000     SH             SOLE                            NONE
BAKER HUGHES                             COM     057224107    5,966  131,900     SH             SOLE              67,600      64,300
BANK OF AMERICA CORP                     COM     060505104      910  103,067     SH             SOLE                            NONE
BROADCOM CORP                           CL A     111320107    7,308  211,323     SH             SOLE             141,200      70,123
CA INC                                   COM     12673P105      801   31,100     SH             SOLE                            NONE
CARDINAL HEALTH INC                      COM     14149Y108      912   23,400     SH             SOLE                            NONE
CELGENE CORP                             COM     151020104    3,194   41,800     SH             SOLE              41,800
CERNER CORP                              COM     156782104    8,004  103,400     SH             SOLE              68,400      35,000
CHESAPEAKE ENERGY CORP                   COM     165167107    1,289   68,300     SH             SOLE                            NONE
CHEVRON CORP                             COM     166764100   12,274  105,300     SH             SOLE              87,200      18,100
CISCO SYSTEMS                            COM     17275R102    6,735  352,800     SH             SOLE             278,800      74,000
CITIGROUP                              COM NEW   172967424    1,264   38,630     SH             SOLE                            NONE
CITRIX SYSTEMS INC                       COM     177376100    1,332   17,400     SH             SOLE              17,400
COACH INC                                COM     189754104    6,196  110,600     SH             SOLE              82,400      28,200
COCA COLA CO                             COM     191216100   14,087  371,400     SH             SOLE             268,200     103,200
COGNIZANT TECH SOLUTIONS CORP           CL A     192446102      769   11,000     SH             SOLE                            NONE
COLGATE PALMOLIVE CO                     COM     194162103    6,091   56,810     SH             SOLE              25,787      31,023
CORE LABORATORIES N.V.                   COM     N22717107    6,013   49,500     SH             SOLE              49,500
CORNING INC                              COM     219350105      521   39,600     SH             SOLE                            NONE
CSX CORP                                 COM     126408103      703   33,900     SH             SOLE                            NONE
CVS CAREMARK CORP                        COM     126650100    1,356   27,995     SH             SOLE                            NONE
DEVON ENERGY CORP                        COM     25179M103    3,594   59,400     SH             SOLE              50,000       9,400
DOLLAR TREE INC                          COM     256746108    5,151  106,700     SH             SOLE              60,000      46,700
DU PONT E I DE NEMOURS                   COM     263534109    6,399  127,300     SH             SOLE              76,800      50,500
DUKE ENERGY CORP                       COM NEW   26441C204    1,776   27,400     SH             SOLE                            NONE
ELI LILLY & CO                           COM     532457108    1,365   28,800     SH             SOLE                            NONE
EMC CORP                                 COM     268648102   10,387  380,900     SH             SOLE             174,000     206,900
EOG RESOURCES INC                        COM     26875P101      874    7,800     SH             SOLE                            NONE
EXELON CORPORATION                       COM     30161N101    1,900   53,400     SH             SOLE                            NONE
EXPRESS SCRIPTS HOLDING INC-COMMON       COM     30219G108    9,069  144,703     SH             SOLE              78,700      66,003
EXXON MOBIL CORP                         COM     30231G102   17,997  196,800     SH             SOLE              92,700     104,100
FACEBOOK INC                            CL A     30303M102      786   36,300     SH             SOLE                            NONE
FEDEX CORPORATION                        COM     31428X106    4,510   53,300     SH             SOLE              25,100      28,200
FINISAR CORPORATION                    COM NEW   31787A507      501   35,000     SH             SOLE                            NONE
FOSSIL INC                               COM     349882100      471    5,562     SH             SOLE                            NONE
FOSTER WHEELER AG                        COM     H27178104      503   21,000     SH             SOLE                            NONE
FREEPORT-MCMORAN COPPER & GOLD           COM     35671D857    3,669   92,700     SH             SOLE                            NONE
GENERAL DYNAMICS                         COM     369550108      714   10,800     SH             SOLE                            NONE
GOLDMAN SACHS GROUP                      COM     38141G104    1,751   15,400     SH             SOLE                            NONE
GOOGLE INC                              CL A     38259P508   13,656   18,100     SH             SOLE              15,600       2,500
GRACO INC                                COM     384109104    2,881   57,300     SH             SOLE              57,300
HERBALIFE LTD                        COM USD SHS G4412G101    1,659   35,000     SH             SOLE                            NONE
HEWLETT PACKARD CO                       COM     428236103    3,574  209,500     SH             SOLE             138,800      70,700
HOME DEPOT                               COM     437076102   10,335  171,200     SH             SOLE              98,100      73,100
IDEXX LABORATORIES INC                   COM     45168D104    2,931   29,500     SH             SOLE              29,500
INTEL CORP                               COM     458140100    2,114   93,200     SH             SOLE              93,200
INTERNATIONAL BUSINESS MACHINES          COM     459200101   14,190   68,400     SH             SOLE              46,700      21,700
INTERNATIONAL FLAVORS & FRAGRANCE        COM     459506101    7,573  127,100     SH             SOLE              61,000      66,100
INTUITIVE SURGICAL INC                 COM NEW   46120E602    2,825    5,700     SH             SOLE                            NONE
JOHNSON & JOHNSON                        COM     478160104   10,902  158,200     SH             SOLE             105,400      52,800
JPMORGAN CHASE & CO                      COM     46625H100    2,101   51,900     SH             SOLE                            NONE
JUNIPER NETWORKS INC                     COM     48203R104      522   30,500     SH             SOLE                            NONE
LORILLARD INC                            COM     544147101      745    6,400     SH             SOLE                            NONE
MCKESSON CORP                            COM     58155Q103      757    8,800     SH             SOLE                            NONE
MEAD JOHNSON NUTRITION CO                COM     582839106    3,378   46,100     SH             SOLE                            NONE
MEDICIS PHARMACEUTICAL                CL A NEW   584690309    2,921   67,500     SH             SOLE              67,500
MEDTRONIC INC                            COM     585055106    3,493   81,000     SH             SOLE              51,900      29,100
MERCK & CO INC                           COM     58933Y105   10,727  237,852     SH             SOLE             133,400     104,452
METLIFE INC                              COM     59156R108    1,158   33,600     SH             SOLE                            NONE
MICROSOFT CORP                           COM     594918104   10,027  336,700     SH             SOLE             308,900      27,800
MONSANTO CO                              COM     61166W101    6,726   73,900     SH             SOLE              38,900      35,000
NATIONAL OILWELL VARCO INC               COM     637071101    9,942  124,100     SH             SOLE              59,300      64,800
NEW YORK COMMUNITY BANCORP               COM     649445103      595   42,000     SH             SOLE                            NONE
NOBLE CORP                           NAMEN -AKT  H5833N103    1,077   30,100     SH             SOLE                            NONE
NUANCE COMMUNICATIONS INC                COM     67020Y100    7,360  295,700     SH             SOLE             192,700     103,000
ORACLE CORPORATION                       COM     68389X105    5,460  173,400     SH             SOLE             123,200      50,200
PALL CORP                                COM     696429307    7,066  111,300     SH             SOLE              73,800      37,500
PEABODY ENERGY CO                        COM     704549104      912   40,900     SH             SOLE                            NONE
PFIZER INC                               COM     717081103    2,209   88,900     SH             SOLE                            NONE
PHILIP MORRIS INTERNATIONAL              COM     718172109    2,491   27,700     SH             SOLE                            NONE
PNC FINANCIAL                            COM     693475105    2,696   42,725     SH             SOLE                            NONE
PRICELINE. COM INC                     COM NEW   741503403    3,712    6,000     SH             SOLE               4,600       1,400
PROCTER & GAMBLE CO                      COM     742718109   10,099  145,600     SH             SOLE              96,700      48,900
PUBLIC SVC ENTERPRISE                    COM     744573106      766   23,800     SH             SOLE                            NONE
QUALCOMM INC                             COM     747525103    2,031   32,500     SH             SOLE              32,500
RESMED INC                               COM     761152107    4,083  100,900     SH             SOLE             100,900
ROSS STORES INC                          COM     778296103    4,503   69,700     SH             SOLE              44,700      25,000
SALESFORCE.COM INC                       COM     79466L302    1,786   11,700     SH             SOLE                            NONE
SCHLUMBERGER LTD                         COM     806857108    5,150   71,200     SH             SOLE              71,200
SIGMA-ALDRICH                            COM     826552101      943   13,100     SH             SOLE                            NONE
ST JUDE MEDICAL INC                      COM     790849103    4,752  112,800     SH             SOLE              81,800      31,000
STAPLES INC                              COM     855030102      386   33,500     SH             SOLE                            NONE
STERICYCLE INC                           COM     858912108    3,612   39,900     SH             SOLE              35,600       4,300
SYMANTEC CORP                            COM     871503108      895   49,700     SH             SOLE                            NONE
TARGET CORP                              COM     87612E106    1,441   22,700     SH             SOLE                            NONE
TE CONNECTIVITY LTD                    REG SHS   H84989104    5,537  162,800     SH             SOLE              77,000      85,800
TERADATA CORP                            COM     88076W103    5,595   74,200     SH             SOLE              56,600      17,600
THERMO FISHER SCIENTIFIC INC             COM     883556102    7,077  120,300     SH             SOLE              64,500      55,800
TYCO INTERNATIONAL LTD                   SHS     H89128104    5,862  104,200     SH             SOLE              50,000      54,200
VERIZON COMMUNICATIONS                   COM     92343V104    5,286  116,000     SH             SOLE                            NONE
WALGREEN                                 COM     931422109    1,326   36,400     SH             SOLE                            NONE
WATERS CORP                              COM     941848103    5,575   66,900     SH             SOLE              57,500       9,400
WEIGHT WATCHERS INTL INC                 COM     948626106      581   11,000     SH             SOLE                            NONE

                                  TITLE OF                   VALUE   SHRS OR     SH/   PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                      CLASS          CUSIP    (x$1000) PRN AMT     PRN   CALL  DISCRETION  MANAGER   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
WELLPOINT INC                            COM     94973V107    1,114   19,200     SH             SOLE                            NONE
WELLS FARGO CO                           COM     949746101    2,314   67,000     SH             SOLE                            NONE
XILINX INC                               COM     983919101    2,392   71,600     SH             SOLE              71,600
XYLEM INC                                COM     98419M100    6,267  249,200     SH             SOLE             124,000     125,200
YAHOO! INC                               COM     984332106      746   46,700     SH             SOLE                            NONE

                                                 TOTAL      474,126
